Note 11 - Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of the components of general and administrative expense [text block]
	2022	2021	2020

Investor relations	663	439	353
Audit fee	294	267	288
Advisory services fees	1,459	614	830
Listing fees	512	609	448
Directors fees – Company	569	527	323
Directors fees – Blanket	56	51	43
Employee costs	5,855	5,462	4,065
Other office administration cost	468	177	315
Information Technology and Communication cost	391	178	183
Management liability insurance	985	551	1,032
Travel costs	689	216	117
	11,941	9,091	7,997